Convertible Promissory Note (‘Notes’) - Schedule of Summary of the Company’s Notes Payable (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Convertible Promissory Note Notes [Abstract]
Notes		$ 10,944,727
Total		$ 10,944,727